Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands		Sep. 30, 2018	Sep. 30, 2017
Accrued Expenses and Other Current Liabilities [Line Items]
Tuition fee payable to government agencies	[1]	$ 13,122	$ 15,302
Salary and welfare payable		8,389	6,945
Accrued expenses		9,351	5,468
Remuneration payable to lecturers		3,520	2,547
Uncertain income tax liabilities (Note 19)		158	163
Contingent consideration payable	[2]	1,746	3,231
Other payable		5,855	5,111
Accrued expenses and other liabilities		$ 42,141	$ 38,767

[1]	Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide certain continuing education courses. The Group is only responsible for the student enrollment and provision of online platform and shares certain percentage of tuition fee as service fees.
[2]	Contingent consideration payable represents contingent payable related to one of the Group's acquisitions. Refer to Note 3 for details.